Net income from financial instruments measured at fair value through profit and loss - Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 10,231	$ 9,531	$ 8,426
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		3,478	(1,488)	2,836
Changes in fair value of designated debt and related derivatives	[1]	90	(97)	155
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		812	695
Net income/expense from financial instruments measured at fair value through profit and loss		14,611	8,641	11,417
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(352)	97	(375)
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of designated debt and related derivatives		2,561	(626)	(343)
Other changes in fair value
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of designated debt and related derivatives		(2,471)	529	498
Trading securities
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		16,121	6,982	8,236
Other instruments managed on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		(5,890)	2,549	190
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		$ 3,830	$ (1,585)	$ 3,211

[1]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.